S000034126 [Member] Expense Example - TCW METWEST UNCONSTRAINED BOND FUND - Class I-3	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,147